United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd., Suite 150 Columbus, OH 43215

(Address of principal executive offices)     (Zip code)

Beacon Hill Fund Services, Inc., 325 John H. McConnell Blvd., Suite 150, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 247-9780

Date of fiscal year end:  10/31

Date of reporting period:  4/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Managed By: Austin Atlantic Asset Management, Inc. SEMI-ANNUAL REPORT April 30, 2016

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	77.3%
1 Yr. Constant Maturity Treasury Based ARMS	21.5%
Fannie Mae Grantor Trust
3.80%		5/25/42	$5,306,585	$5,598,448
3.06%		8/25/43	6,536,302	7,032,015
Fannie Mae Whole Loan
3.92%		8/24/42	2,522,979	2,669,320
3.29%		8/25/42	5,722,813	6,259,555
2.81%		4/25/45	9,394,990	9,732,365
				31,291,703
12 Mo. London Interbank Offering Rate (LIBOR)	51.8%
Fannie Mae
2.53%		9/1/36	6,749,218	7,072,074
2.68%		6/1/37	12,747,442	13,439,500
2.65%		8/1/37	19,352,322	20,278,678
2.39%		9/1/38	16,491,684	17,275,253
2.49%		5/1/39	7,976,488	8,380,936
Freddie Mac
2.61%		5/1/39	8,483,357	8,950,798
				75,397,239
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.57%		6/1/21	189,371	189,966
2.02%		12/1/24	695,811	710,743
Freddie Mac
2.41%		1/1/26	257,331	263,644
				1,164,353
SBA Pool Floaters	3.2%
Small Business Administration Pool
3.62%		10/25/38	4,113,947	4,599,849
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $ 111,326,552)				112,453,144
FIXED RATE MORTGAGE-RELATED SECURITIES	17.4%
15 Yr. Securities	0.0%
Fannie Mae
6.00%		6/1/16	361	362
6.00%		7/1/17	11,408	11,700
6.00%		7/1/17	14,759	15,109
Freddie Mac
6.00%		6/1/17	25,932	26,507
				53,678
30 Yr. Securities	10.4%
Fannie Mae
5.00%		6/1/41	748,006	836,978
5.00%		6/1/41	960,509	1,074,757
5.00%		6/1/41	5,212,635	5,832,653
4.50%**		6/1/45	2,153,703	2,350,397
4.50%**		9/25/45	2,359,356	2,575,569
Freddie Mac
6.00%		6/16/37	2,221,243	2,472,723
				15,143,077

See notes to financial statements.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

		Percentage of Net Assets	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations		7.0%
Fannie Mae
5.00%			2/25/18	$462,624	$474,447
5.00%			3/25/24	1,002,368	1,057,079
Government National Mortgage Association
1.35%			6/16/37	8,654,873	8,575,880
					10,107,406
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $ 25,302,219)	.				25,304,161

		Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*		5.2%
Northern Institutional Treasury Portfolio, 0.22%				7,497,233	$7,497,233
TOTAL INVESTMENT COMPANIES (Cost $7,497,233)					7,497,233
TOTAL INVESTMENTS (Cost $ 144,126,004)		99.9%			145,254,538
NET OTHER ASSETS (LIABILITIES)		0.1%			132,894
NET ASSETS		100.0%			$145,387,432

		Percentage of Net Assets	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD		(3.2)%
FIXED RATE MORTGAGE-RELATED SECURITIES
Fannie Mae
4.50%***			5/16/46	$(4,300,000)	$(4,682,297)
TOTAL MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD
(Proceeds $(4,677,953))					$(4,682,297)

*	The rates presented are the rates in effect at April 30, 2016.
**	All or a portion of security is held as collateral for mortgage-backed to-be-announced securities sold. The fair value of collateral is $4,925,966 at April 30, 2016.
***	Settlement date is May 12, 2016.

See notes to financial statements.

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	74.3%
1 Yr. Constant Maturity Treasury Based ARMS	34.9%
Fannie Mae
2.75%		5/1/31	$356,012	$373,900
2.53%		1/1/35	212,346	224,087
Fannie Mae Grantor Trust
3.80%		5/25/42	591,988	624,547
3.06%		8/25/43	1,276,423	1,373,226
Freddie Mac
2.54%		3/1/27	145,621	150,650
2.68%		8/1/31	511,109	531,424
				3,277,834
12 Mo. London Interbank Offering Rate (LIBOR)	39.4%
Fannie Mae
2.53%		9/1/36	313,917	328,934
2.39%		9/1/38	1,182,030	1,238,192
2.49%		5/1/39	286,120	300,627
Freddie Mac
2.61%		5/1/39	1,742,726	1,838,752
				3,706,505
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $6,868,590)				6,984,339
FIXED RATE MORTGAGE-RELATED SECURITIES	20.6%
10 Yr. Securities	7.5%
Freddie Mac
2.50%		4/1/24	686,000	706,553
30 Yr. Securities	13.1%
Government National Mortgage Association 3.50%		9/15/42	1,156,460	1,230,591
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $1,960,033)				1,937,144

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	4.8%
Northern Institutional Treasury Portfolio, 0.22%			450,805	$450,805
TOTAL INVESTMENT COMPANIES (Cost $450,805)				450,805
TOTAL INVESTMENTS ( Cost $9,279,428)	99.7%			9,372,288
NET OTHER ASSETS (LIABILITIES)	0.3%			30,281
NET ASSETS	100.0%			$9,402,569

*	The rates presented are the rates in effect at April 30, 2016.

See notes to financial statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Automobiles & Components	0.8%
General Motors Co.		11,100	$352,980
Banks	7.5%
JPMorgan Chase & Co.		17,400	1,099,680
Wells Fargo & Co.		40,000	1,999,200
			3,098,880
Capital Goods	6.5%
General Dynamics Corp.		1,700	238,884
Honeywell International, Inc.		7,800	891,306
The Boeing Co.		11,700	1,577,160
			2,707,350
Consumer Durables & Apparel	0.9%
NIKE, Inc.		6,000	353,640
Consumer Services	4.3%
McDonald’s Corp.		14,000	1,770,860
Diversified Financials	8.7%
American Express Co.		18,600	1,216,998
Berkshire Hathaway, Inc.(a)		11	2,409,000
			3,625,998
Energy	6.9%
Exxon Mobil Corp.		22,000	1,944,800
Marathon Petroleum Corp.		16,500	644,820
Valero Energy Corp.		4,700	276,689
			2,866,309
Food Beverage & Tobacco	9.6%
Altria Group, Inc.		6,400	401,344
General Mills, Inc.		25,000	1,533,500
PepsiCo, Inc.		20,000	2,059,200
			3,994,044
Health Care Equipment & Services	4.6%
Cardinal Health, Inc.		2,600	203,996
UnitedHealth Group, Inc.		13,000	1,711,840
			1,915,836
Insurance	1.3%
Cincinnati Financial Corp.		3,400	224,434
Everest Re Group Ltd.		1,700	314,330
			538,764
Materials	1.8%
LyondellBasell Industries NV		9,000	744,030
Media	5.2%
Comcast Corp.		7,000	425,320
The Walt Disney Company		17,000	1,755,420
			2,180,740
Pharmaceuticals & Biotechnology	6.0%
Amgen, Inc.		7,200	1,139,760
Gilead Sciences, Inc.		4,000	352,840
Mylan NV(a)		24,500	1,021,895
			2,514,495

See notes to financial statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Retailing	4.5%
GameStop Corp.		10,800	$354,240
TJX Companies		20,000	1,516,400
			1,870,640
Semiconductors & Semiconductor	3.8%
Intel Corp.		52,500	1,589,700
Software & Services	7.5%
Alphabet, Inc.(a)		1,250	884,850
Broadridge Financial Solutions, Inc.		6,000	359,040
eBay, Inc.(a)		4,900	119,707
Microsoft Corp.		35,000	1,745,450
			3,109,047
Technology Hardware & Equipment	5.3%
Apple, Inc.		4,700	440,578
Cisco Systems, Inc.		64,000	1,759,360
			2,199,938
Telecommunication Services	4.3%
AT&T, Inc.		34,300	1,331,526
Verizon Communications, Inc.		9,200	468,648
			1,800,174
Transportation	4.3%
United Parcel Service, Inc.		17,000	1,786,190
Utilities	4.8%
Ameren Corp.		2,500	120,000
American Electric Power Co., Inc.		5,500	349,250
FirstEnergy Corp.		35,000	1,140,650
Public Service Enterprise Group, Inc.		8,200	378,266
			1,988,166
TOTAL COMMON STOCKS (Cost $ 29,259,444)			41,007,781
INVESTMENT COMPANIES*	1.6%
Northern Institutional Treasury Portfolio, 0.22%		657,943	657,943
TOTAL INVESTMENT COMPANIES (Cost $ 657,943)			657,943
TOTAL INVESTMENTS (Cost $ 29,917,387)	100.2%		41,665,724
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(86,745)
NET ASSETS	100.0%		$41,578,979

*	The interest rate presented is the rate in effect at April 30, 2016.

(a)	Non-income producing security.

See notes to financial statements.

ASSET MANAGEMENT FUND STATEMENTS OF ASSETS & LIABILITIES April 30, 2016 (Unaudited)

	Ultra Short Mortgage Fund	Short U.S. Government Fund	Large Cap Equity Fund
Assets
Investments, at cost	$144,126,004	$9,279,428	$29,917,387
Investments, at fair value	$145,254,538	$9,372,288	$41,665,724
Receivable for dividends and interest	351,874	25,169	33,310
Receivable for paydowns on mortgage-backed securities	43,277	21,433	—
Receivable for mortgage-backed to-be-announced securities sold	4,677,953	—	—
Receivable from Adviser / Distributor	30,937	1,480	3,060
Total Assets	150,358,579	9,420,370	41,702,094
Liabilities
Mortgage-backed to-be-announced securities sold, at fair value (Proceeds $4,677,953)	$4,682,297	$—	$—
Income distribution payable	142,544	10,788	—
Investment advisory fees payable	53,546	1,928	22,629
Distribution fees payable	29,748	1,157	7,650
Unitary fees payable	63,012	3,928	17,770
Capital shares redeemed payable	—	—	75,066
Total Liabilities	4,971,147	17,801	123,115
Net Assets	$145,387,432	$9,402,569	$41,578,979
Class I
Net assets	$145,387,432	$9,402,569	$—
Shares of common stock outstanding	20,189,279	1,043,754	—
Net asset value per share	$7.20	$9.01	$—
Class AMF
Net assets	$—	$—	$36,486,416
Shares of common stock outstanding	—	—	3,627,076
Net asset value per share	$—	$—	$10.06
Class H
Net assets	$—	$—	$5,092,563
Shares of common stock outstanding	—	—	506,534
Net asset value per share	$—	$—	$10.05
Net Assets
Paid in capital	$453,752,881	$15,867,616	$22,170,307
Accumulated net investment income (loss)	(465,472)	(21,543)	(1,603)
Accumulated net realized gains (losses)	(309,024,167)	(6,536,364)	7,661,938
Unrealized appreciation (depreciation) on investments	1,124,190	92,860	11,748,337
Net assets	$145,387,432	$9,402,569	$41,578,979

See notes to financial statements.

ASSET MANAGEMENT FUND STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2016 (Unaudited)

	Ultra Short Mortgage Fund	Short U.S. Government Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$1,337,242	$101,505	$—
Dividend income	5,588	392	524,450
Total investment income	1,342,830	101,897	524,450
Operating expenses:
Investment advisory	337,594	13,562	136,441
Distribution — Class AMF Shares	—	—	45,730
Distribution — Class I Shares	187,552	8,137	—
Unitary	386,766	27,738	108,125
Total expenses before fee reductions	911,912	49,437	290,296
Expenses reduced by Investment Advisor	(120,034)	(8,743)	—
Expenses reduced by Distributor	(75,020)	—	(18,292)
Net expenses	716,858	40,694	272,004
Net investment income	625,972	61,203	252,446
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from investment transactions	439,591	(23,863)	7,661,938
Change in unrealized appreciation (depreciation) on investments	(1,887,052)	(12,223)	(6,480,400)
Net realized and unrealized gains (losses) from investment activities	(1,447,461)	(36,086)	1,181,538
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(821,489)	$25,117	$1,433,984

See notes to financial statements.

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS

	Ultra Short Mortgage Fund		Short U.S. Government Fund
	Six Months Ended April 31, 2016, (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 31, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$625,972	$1,559,049	$61,203	$128,536
Net realized gains (losses) from investment transactions	439,591	424,204	(23,863)	10,093
Change in unrealized appreciation (depreciation) on investments	(1,887,052)	(1,383,835)	(12,223)	(23,298)
Change in net assets resulting from operations	(821,489)	599,418	25,117	115,331
Dividends paid to stockholders:
From net investment income	(1,117,206)	(2,325,701)	(85,826)	(204,931)
Total dividends paid to stockholders	(1,117,206)	(2,325,701)	(85,826)	(204,931)
Capital Transactions:
Proceeds from sale of shares	15,251,138	19,788,314	20,316	33,953
Value of shares issued to stockholders in reinvestment of dividends	229,688	480,948	15,714	22,152
Cost of shares redeemed	(42,532,442)	(41,677,702)	(4,454,930)	(998,459)
Change in net assets from capital transactions	(27,051,616)	(21,408,440)	(4,418,900)	(942,354)
Change in net assets	(28,990,311)	(23,134,723)	(4,479,609)	(1,031,954)
Net Assets:
Beginning of period	174,377,743	197,512,466	13,882,178	14,914,132
End of period	$145,387,432	$174,377,743	$9,402,569	$13,882,178
Accumulated net investment income (losses)	$(465,472)	$25,762	$(21,543)	$3,080

See notes to financial statements.

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Large Cap Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$252,446	$609,755
Net realized gains from investment transactions	7,661,938	7,988,003
Change in unrealized appreciation (depreciation) on investments	(6,480,400)	(8,736,446)
Change in net assets resulting from operations	1,433,984	(138,688)
Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(218,694)	(532,830)
Class H Stockholders	(35,354)	(97,930)
From net realized gains:
Class AMF Shares	(2,362,365)	(2,807,875)
Class H Shares	(349,126)	(440,239)
Total dividends paid to stockholders	(2,965,539)	(3,878,874)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	190,808	562,460
Value of shares issued to stockholders in reinvestment of dividends	2,310,927	2,869,567
Cost of shares redeemed	(3,729,377)	(4,775,868)
Cost of in-kind shares redeemed	—	(10,998,735)
Class H Shares:
Proceeds from sale of shares	469,922	785,380
Value of shares issued to stockholders in reinvestment of dividends	5,967	7,357
Cost of shares redeemed	(1,714,724)	(499,231)
Change in net assets from capital transactions	(2,466,477)	(12,049,070)
Change in net assets	(3,998,032)	(16,066,632)
Net Assets:
Beginning of period	45,577,011	61,643,643
End of period	$41,578,979	$45,577,011

Accumulated net investment (losses)	$(1,603)	$(1)

See notes to financial statements.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,

			2015	2014	2013		2012	2011
Net asset value, beginning of period	$7.29		$7.36	$7.37	$7.36		$7.39	$7.50
Income (Loss) from investment operations:
Net investment income	0.0165		0.0575	0.0722	0.0626		0.0906	0.1166
Net realized and unrealized gains (losses) from investments	(0.0529)		(0.0339)	0.0225	0.0725		0.0163	(0.0457)
Total from investment operations	(0.0364)		0.0236	0.0947	0.1351		0.1069	0.0709
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0536)		(0.0936)	(0.1047)	(0.1251)		(0.1369)	(0.1809)
Change in net asset value	(0.09)		(0.07)	(0.01)	0.01		(0.03)	(0.11)
Net asset value, end of period	$7.20		$7.29	$7.36	$7.37		$7.36	$7.39
Total return	(0.50)%	(a)	0.32%	1.30%	1.86%	*	1.46%	0.97%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$145,387		$174,378	$197,512	$274,862		$394,390	$436,485
Ratio of net expenses to average net assets	0.95%	(b)	0.92%	0.80%	0.79%		0.73%	0.67%
Ratio of net investment income to average net assets	0.84%	(b)	0.85%	1.08%	0.99%		1.26%	1.71%
Ratio of gross expenses to average net assets**	1.21%	(b)	1.18%	1.09%	1.12%		1.05%	0.97%
Portfolio turnover rate	11%	(a)	22%	3%	30%		77%	57%

*	During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.20)%.
**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,

			2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.05		$9.10	$9.12	$9.29	$9.30	$9.45
Income (Loss) from investment operations:
Net investment income	0.0048		0.0776	0.0920	0.0803	0.1377	0.1592
Net realized and unrealized gains (losses) from investments	0.0265	*	0.0024 *	0.0165 *	(0.0939)	0.0377	(0.1204)
Total from investment operations	0.0313		0.0800	0.1085	(0.0136)	0.1754	0.0388
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0713)		(0.1300)	(0.1285)	(0.1564)	(0.1854)	(0.1888)
Change in net asset value	(0.04)		(0.05)	(0.02)	(0.17)	(0.01)	(0.15)
Net asset value, end of period	$9.01		$9.05	$9.10	$9.12	$9.29	$9.30
Total return	0.35%	(a)	0.89%	1.20%	(0.14)% **	1.91%	0.43%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$9,403		$13,882	$14,914	$20,069	$23,607	$24,738
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.75%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	1.13%	(b)	0.89%	1.07%	0.95%	1.48%	1.71%
Ratio of gross expenses to average net assets***	0.91%	(b)	0.88%	0.87%	0.84%	0.78%	0.73%
Portfolio turnover rate	0%	(a)	28%	19%	43%	44%	114%

*	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.
**	During the fiscal year ended October 31, 2013, the Short U.S. Government Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.47)%.
***	During the periods shown, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.43		$11.37	$11.10	$9.41	$8.53	$7.95
Income (Loss) from investment operations:
Net investment income	0.06		0.13	0.13	0.11	0.12	0.11
Net realized and unrealized gains (losses) from investments	0.29		(0.20)	1.03	2.02	1.07	0.58
Total from investment operations	0.35		(0.07)	1.16	2.13	1.19	0.69
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.14)	(0.14)	(0.12)	(0.12)	(0.11)
From net realized gains	(0.66)		(0.73)	(0.75)	(0.32)	(0.19)	—
Total distributions	(0.72)		(0.87)	(0.89)	(0.44)	(0.31)	(0.11)
Change in net asset value	(0.37)		(0.94)	0.27	1.69	0.88	0.58
Net asset value, end of period	$10.06		$10.43	$11.37	$11.10	$9.41	$8.53
Total return	3.51%	(a)	(0.87)%	10.90%	23.55%	14.16%	8.66%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$36,486		$39,017	$54,780	$89,562	$82,373	$76,905
Ratio of net expenses to average net assets	1.31%	(b)	1.28%	1.24%	1.22%	1.20%	1.14%
Ratio of net investment income to average net assets	1.17%	(b)	1.22%	1.13%	1.11%	1.25%	1.25%
Ratio of gross expenses to average net assets*	1.41%	(b)	1.38%	1.34%	1.32%	1.30%	1.24%
Portfolio turnover rate	51%	(a)	9%	7%	5%	8%	7%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.43		$11.36	$11.10	$9.41	$8.53	$7.95
Income (Loss) from investment operations:
Net investment income	0.06		0.14	0.13	0.13	0.13	0.12
Net realized and unrealized gains (losses) from investments	0.29		(0.19)	1.04	2.01	1.07	0.58
Total from investment operations	0.35		(0.05)	1.17	2.14	1.20	0.70
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.07)		(0.15)	(0.16)	(0.13)	(0.13)	(0.12)
From net realized gains	(0.66)		(0.73)	(0.75)	(0.32)	(0.19)	—
Total distributions	(0.73)		(0.88)	(0.91)	(0.45)	(0.32)	(0.12)
Change in net asset value	(0.38)		(0.93)	0.26	1.69	0.88	0.58
Net asset value, end of period	$10.05		$10.43	$11.36	$11.10	$9.41	$8.53
Total return	3.49%	(a)	(0.62)%	10.99%	23.74%	14.33%	8.83%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$5,093		$6,560	$6,864	$5,755	$4,413	$3,440
Ratio of net expenses to average net assets	1.16%	(b)	1.13%	1.09%	1.07%	1.05%	0.99%
Ratio of net investment income to average net assets	1.42%	(b)	1.33%	1.15%	1.24%	1.39%	1.39%
Ratio of gross expenses to average net assets	1.16%	(b)	1.13%	1.09%	1.07%	1.05%	0.99%
Portfolio turnover rate	51%	(a)	9%	7%	5%	8%	7%

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS April 30, 2016 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2016, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Short U.S. Government Fund was liquidated on June 23, 2016. Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A.  Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2016 (Unaudited)

factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2016:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Ultra Short Mortgage Fund
Assets:
U.S. Government Agency Mortgages*	$—	$137,757,305	$—	$137,757,305
Investment Companies	7,497,233	—	—	7,497,233
Total Investments	7,497,233	137,757,305	—	145,254,538
Liabilities:
U.S. Government Agency Mortgages*	—	4,682,297	—	4,682,297
Total Securities Sold Short	—	4,682,297	—	4,682,297
Short U.S. Government Fund
U.S. Government Agency Mortgages*	—	8,921,483	—	8,921,483
Investment Companies	450,805	—	—	450,805
Total Investments	450,805	—	—	9,372,288
Large Cap Equity Fund
Common Stocks	41,007,781	—	—	41,007,781
Investment Companies	657,943	—	—	657,943
Total Investments	41,665,724	—	—	$41,665,724

*       Classifications as defined in the Schedule of Investments

As of April 30, 2016, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2016, based on levels assigned to securities as of October 31, 2015.

REPURCHASE AGREEMENTS

With the exception of the Large Cap Equity Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receive delivery of the underlying securities collateralizing repurchase agreements. The Funds require the custodian to take possession of all securities held as collateral for repurchase agreements. The fair value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited. There were no repurchase agreements held by the Funds as of April 30, 2016.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery,

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2016 (Unaudited)

securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, the Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund engages in TBA transactions that are utilized to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At April 30, 2016, the fair value of the mortgage-backed TBA security sold in the Ultra Short Mortgage Fund was $4,682,297.

DIVIDENDS TO SHAREHOLDERS

Ultra Short Mortgage Fund and Short U.S. Government Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends including the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2016 (Unaudited)

B. Fees and transactions with affiliates were as follows:

Austin Atlantic Asset Management, Inc. “AAAMI” (formerly Shay Assets Management, Inc. “SAMI”) serves the Trust as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. “AAI” (formerly Shay Investment Services, Inc. “SISI”). AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. “AACI” (formerly Shay Financial Services, Inc. “SFSI”), also a wholly-owned subsidiary of AAI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.29% of average daily net assets for the period ended April 30, 2016.

The investment advisory fee rate for the Short U.S. Government Fund is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Short U.S. Government Fund, to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75% through February 28, 2016. As a result of the contractual expense limit, the Adviser reduced its advisory fees charged for the Short U.S Government Fund by $8,743 for the period ended April 30, 2016.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI, which is controlled by Rodger D. Shay, Jr., President of AACI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2016.

The distribution fee rate for the Short U.S. Government Fund is based upon an annual percentage of the average daily net assets of the funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2016. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the period ended April 30, 2016.

BUSINESS MANAGER AND ADMINISTRATOR

Effective November 1, 2014, the Trust entered into a Management and Administration Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”) on behalf of the Funds to serve as business manager and administrator for the Trust on behalf of the Funds. This Agreement supplemented and replaced the Compliance Services, Financial Services and Governance and Regulatory Oversight Services Agreements with Beacon Hill. Pursuant to the terms of the Agreement, Beacon Hill, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Beacon Hill include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Beacon Hill pays all operating expenses of the Trust not specifically assumed by the Trust, unless the Trust and the Fund’s Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Beacon Hill) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the

Trust, Beacon Hill is expressly acting as an agent on behalf of the Trust. For services under the Agreement and expenses assumed by Beacon Hill, the Funds pay Beacon Hill an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $1,051,000 for the Funds. Beacon Hill’s fees under the Agreement are reviewed and reset annually.

C. Transactions in shares of the Funds for the period ended April 30, 2016, and year ended October 31, 2015, were as follows:

	Ultra Short Mortgage Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Share transactions:
Sale of shares	2,106,741	2,695,817
Shares issued to stockholders in reinvestment of dividends	31,723	65,607
Shares redeemed	(5,860,744)	(5,674,953)
Net (decrease)	(3,722,280)	(2,913,529)
Shares Outstanding
Beginning of period	23,911,559	26,825,088
End of period	20,189,279	23,911,559

	Short U.S. Government Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Share transactions:
Sale of shares	2,253	3,744
Shares issued to stockholders in reinvestment of dividends	1,744	2,440
Shares redeemed	(494,993)	(109,932)
Net (decrease)	(490,996)	(103,748)
Shares Outstanding
Beginning of period	1,534,750	1,638,498
End of period	1,043,754	1,534,750

	Large Cap Equity Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Share transactions Class AMF:
Sale of shares	19,243	52,879
Shares issued to stockholders in reinvestment of dividends	234,027	263,948
Shares redeemed	(366,284)	(453,959)
In-kind shares redeemed	—	(942,786)
Net increase (decrease)	(113,014)	(1,079,918)
Shares Outstanding
Beginning of period	3,740,090	4,820,008
End of period	3,627,076	3,740,090
Share transactions Class H:
Sale of shares	47,845	72,510
Shares issued to stockholders in reinvestment of dividends	605	678
Shares redeemed	(171,070)	(48,166)
Net increase	(122,620)	25,022
Shares Outstanding
Beginning of period	629,154	604,132
End of period	506,534	629,154

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

D. For the period ended April 30, 2016, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Short U.S. Government Fund	Large Cap Equity Fund
Purchases	$—	$—	$20,745,871
Sales	—	—	24,432,330

For the period ended April 30, 2016, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Short U.S. Government Fund
Purchases	$28,163,380	$ —
Sales	14,976,740	3,659,908

E. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2015 and 2014, were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2015	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$2,360,683	$2,360,683	$2,360,683
Short U.S. Government Fund	202,178	202,178	202,178

	Distributions paid from	Total Taxable	Total Distributions
2014	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$3,647,786	$3,647,786	$3,647,786
Short U.S. Government Fund	243,608	243,608	243,608

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2015 and 2014, for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2015	Ordinary Income	Term Gains	Distributions	of Capital	Paid
Large Cap Equity Fund	$ 609,755	$3,269,119	$3,878,874	$ —	$3,878,874

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2014	Ordinary Income	Term Gains	Distributions	of Capital	Paid
Large Cap Equity Fund	$1,010,948	$6,241,245	$7,252,193	$ —	$7,252,193

At April 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Ultra Short Mortgage Fund	$144,127,115	$1,849,113	$(721,690)	$1,127,423
AMF Short U.S. Government Fund	9,279,428	142,516	(49,656)	92,860
AMF Large Cap Equity Fund	29,917,387	12,069,783	(321,446)	11,748,337

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Ultra Short Mortgage Fund	$199,858	$—	$199,858	$(174,095)	$(309,464,914)	$3,012,397	$(306,426,754)
Short U.S. Government Fund	20,942	—	20,942	(17,865)	(6,512,501)	105,086	(6,404,338)
Large Cap Equity Fund	—	2,711,491	2,711,491	—	—	18,228,736	20,940,227

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2015, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount		Expires
Ultra Short Mortgage Fund	$7,491,105		2016
Ultra Short Mortgage Fund	9,348,253		2017
Ultra Short Mortgage Fund	290,225,068		2018
Ultra Short Mortgage Fund	2,013,187		2019
Short U.S. Government Fund	1,071,031	*	2016
Short U.S. Government Fund	5,140,920	*	2018

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the tax year ended October 31, 2015, Ultra Short Mortgage Fund and Short U.S. Government Fund had net capital loss carry-forward amounts that expire of $1,808,482 and $357,577 respectively.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Ultra Short Mortgage Fund	$41,175	$343,860
Short U.S. Government Fund	209,969	90,581

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2016 (Unaudited)

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, change in tax characterization and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At October 31, 2015, the following reclassifications were recorded:

	Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gains (Losses)	Paid in Capital
Ultra Short Mortgage Fund.	$855,229	$999,243	$(1,854,472)
Short U.S. Government Fund	75,864	281,713	(357,577)
Large Cap Equity Fund	21,005	(5,242,125)	5,221,120

F. SHAREHOLDER CONCENTRATION

At April 30, 2016, the Short U.S. Government Fund had a concentrated number of shareholders invested in the Fund. Investment activities of these concentrated investors could have a material effect on the Fund.

G. SUBSEQUENT EVENTS

The Funds have evaluated events from April 30, 2016 through the date that these financial statements were issued. The Short U.S. Government Fund was liquidated on June 23, 2016. There are no additional subsequent events to report that would have a material impact on the Funds’ financial statements.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
April 30, 2016 (Unaudited)

Disclosure regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreements for the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Large Cap Equity Fund, each a series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at an in-person meeting on January 28-29, 2016. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser and the administrator to the Trust, Beacon Hill Fund Services, Inc. (“Beacon Hill”), provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustee to review and discuss materials received from the Investment Adviser, Beacon Hill and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for the Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under each Investment Advisory Agreement. The Board reviewed the experience and skills of the Investment Adviser’s investment management teams. The Board noted that the portfolio managers for the Large Cap Equity Fund changed effective January 1, 2016. The Board considered the backgrounds of the new portfolio managers and information on their investment process. The Board noted that the new portfolio managers would use investment analytical tools and models licensed from System Two Advisors (“S2”) in the management of the Fund and that the new portfolio managers were dual employees of the Investment Adviser and S2. The Board also received a presentation from the Chief Executive Officer of S2 and one of the new portfolio managers who were present at the meeting, and was able to ask questions. The Board considered information provided by the Investment Adviser on the dual employee structure and discussed with the Investment Adviser the structure and the time the portfolio managers would spend managing the Fund for the Investment Adviser.

The Board also considered the Investment Adviser’s ability to manage investments that meet the specialized needs of the shareholders of the fixed income Funds. The Board considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the oversight provided by the Investment Adviser with respect to valuation of portfolio securities.

The Board reviewed each Fund’s investment performance for the one-, three-, five- and ten-year periods ended October 31, 2015 and compared this information to the performance of a peer universe of funds in the same Morningstar category and to the performance of each Fund’s respective benchmark index based on information and data provided by Beacon Hill. The Board noted that actual performance comparisons for the Ultra Short Mortgage Fund and the Short U.S. Government Fund were positively affected for certain periods as a result of litigation proceeds received by the Funds in 2013. Therefore, the Board also reviewed performance information for these Funds without the effect of the litigation proceeds. The Board considered whether investment results were consistent with each Fund’s investment objective and policies and noted that the Funds (other than the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer universe of funds for the most part are not subject to such limitations.

With respect to the Ultra Short Mortgage Fund, the Board noted that the Fund’s performance, including the effect of the litigation proceeds in the three-, five- and ten-year periods, was in the 2nd quartile, 1st quartile, 1st quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended October 31, 2015. The Board also noted that

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2016 (Unaudited)

without the litigation proceeds the Fund’s performance was estimated to be in the 2nd quartile, 2nd quartile and 4th quartile, respectively, for the three-, five- and ten-year periods ended October 31, 2015. With respect to the Short U.S. Government Fund, the Board noted that the Fund’s performance, including the effect of the litigation proceeds in the three-, five- and ten-year periods, was in the 2nd quartile, 1st quartile, 2nd quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended October 31, 2015. The Board also noted that without the litigation proceeds, the Fund’s performance was estimated to be in the 2nd quartile, 2nd quartile and 4th quartile, respectively, of its peer universe for the three-, five- and ten-year periods ended October 31, 2015. The Board noted that the Ultra Short Mortgage Fund outperformed its applicable benchmark over the one-, three- and five-year periods and underperformed the benchmark over the ten-year period, in all cases both with and without the effects of the litigation proceeds. The Board noted that the Short U.S. Government Fund outperformed its applicable benchmark over the one- and five- year periods and underperformed the benchmark over the three- and ten-year periods, in all cases both with and without the effects of the litigation proceeds. In evaluating performance over the ten-year period for each Fund, the Board considered that the ten-year period continued to include the impact of the extraordinary market circumstances that began in 2008 and their disproportionate effect on the Funds.

With respect to the Large Cap Equity Fund, the Board noted that the Fund’s performance was in the 4th quartile of its peer universe for each of the one-, three-, five-and ten-year periods ended October 31, 2015 and also underperformed its benchmark in each period. The Board discussed with the Investment Adviser the circumstances contributing to the Fund’s relative underperformance and steps being taken to improve performance, including the hiring of the new portfolio managers and the licensing of investment analytical tools and models form S2. The Board also noted that the Fund historically employed a relatively conservative investment strategy that typically resulted in better relative performance in a down market, with lower relative returns during an upside market.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that it was in the best interests of the Funds to renew the Investment Advisory Agreements.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar data comparing each Fund’s contractual and actual investment advisory fees and actual total expense ratio as of October 31, 2015, to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in a peer universe. The peer group and peer universe included funds in the same Morningstar category as the Fund. The information provided to the Board showed that the Short U.S. Government Fund’s and the Large Cap Equity Fund’s contractual and actual investment advisory fees were below the average and the median of the applicable peer group. Although above the average and the median of its peer group, the Board concluded that the contractual investment advisory fee for the Ultra Short Mortgage Fund was within a reasonable range, and noted that after waivers, the actual advisory fee was equal to the peer group average. The information provided to the Board showed that, each Fund’s actual total expense ratio was within the 4th quartile of the applicable peer group for the Ultra Short Mortgage Fund and the Large Cap Equity Fund (Class AMF) and within the 3rd quartile of the applicable peer group for the Short U.S. Government Fund. The Board noted that the higher total expense ratios for the Funds could be attributed to the declining assets of the Funds and considered ongoing efforts by the Investment Adviser and Beacon Hill to reduce Fund expenses. The Board also noted that many peer funds do not charge a Rule 12b-1 fee, which could impact the rankings of the Funds’ total expense ratios, which include Rule 12b-1 fees, in their respective peer groups. The Board received information on fee waivers and noted that each Fund is currently benefiting from fee waivers. The Board noted that the Investment Adviser indicated its current intention to continue the current voluntary fee waivers with respect to the Ultra Short Mortgage Fund and the Large Cap Equity Fund. In addition, the Board took into consideration the contractual limitation on expenses contained in the Investment Advisory Agreement for the Short U.S. Government Fund. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability. The Board received the financial statements of the Investment Adviser and considered information related to the estimated profitability to the Investment Adviser of the Investment Advisory Agreements with the Funds. Based upon the information provided, the Board concluded that any profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund. The Board also considered the current net assets of each Fund. The Board concluded that the investment advisory fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2016 (Unaudited)

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported that it had incurred expenses greater than its net 12b-1 fee revenues in providing distribution services to the Trust during the fiscal year ended October 31, 2015. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interest of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2016 (Unaudited)

A. Security Allocation

Ultra Short Mortgage Fund

Security Allocation	Percentage of Net Assets
Assets:
Adjustable Rate Mortgage-Related Securities	77.3%
Fixed Rate Mortgage-Related Securities	17.4%
Investment Companies	5.2%
Total	99.9%
Liabilities:
Fixed Rate Mortgage-Related Securities	(3.2%)

Short U.S. Government Fund

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	74.3%
Fixed Rate Mortgage-Related Securities	20.6%
Investment Companies	4.8%
Total	99.7%

Large Cap Equity Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.6%
Investment Companies	1.6%
Total	100.2%

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/15	4/30/16	11/1/15-4/30/16	11/1/15-4/30/16
Ultra Short Mortgage Fund		$1,000.00	$ 995.00	$4.71	0.95%
Short U.S Government Fund		1,000.00	1,003.50	3.74	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,035.10	6.63	1.31%
	Class H	1,000.00	1,034.90	5.87	1.16%

*	Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (182) divided by the number of days in the current year (366).
**	Annualized.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
April 30, 2016 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/15	4/30/16	11/1/15-4/30/16	11/1/15-4/30/16
Ultra Short Mortgage Fund		$1,000.00	$1,020.14	$4.77	0.95%
Short U.S Government Fund		1,000.00	1,021.13	3.77	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,018.35	6.57	1.31%
	Class H	1,000.00	1,019.10	5.82	1.16%

*	Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (182) divided by the number of days in the current year (366).
**	Annualized.

C. OTHER INFORMATION:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

(This page intentionally left blank)

DISTRIBUTOR
Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

INVESTMENT ADVISER
Austin Atlantic Asset Management, Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

GOVERNANCE AND REGULATORY SERVICES
Beacon Hill Fund Services, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF-SEMI-0415

LongCap Value Fund

LCAPX

Semi-Annual Report

April 30, 2016

(Unaudited)

LongCap Value Fund

Portfolio Information

April 30, 2016 (Unaudited)

Security Allocation (as a percentage of net assets)

Common Stocks	60.2%
Corporate Bonds	16.2%
U.S. Treasury Obligations	9.6%
Total	86.0%

LongCap Value Fund

Schedule of Investments

April 30, 2016 (Unaudited)

Common Stocks - 60.2%	Shares	Value
Banks - 6.9%
Japan Post Bank Co. Ltd. (a)	30,500	$372,394
Société Générale S.A. (a)	10,500	413,133
		785,527
Biotechnology - 3.1%
Gilead Sciences, Inc.	4,000	3 52,840

Capital Markets - 10.9%
Deutsche Bank AG	21,500	407,640
Franklin Resources, Inc.	10,500	392,070
Westwood Holdings Group, Inc.	7,883	453,667
		1,253,377
Chemicals - 2.5%
Potash Corp. of Saskatchewan, Inc.	16,000	283,520

Communications Equipment - 7.4%
Cisco Systems, Inc.	18,000	494,820
QUALCOMM, Inc.	7,000	353,640
		848,460
Household Durables - 4.9%
Cavco Industries, Inc. (b)	4,500	394,605
Nobility Homes, Inc. (b)	12,020	162,270
		556,875
Insurance - 2.3%
Alleghany Corp. (b)	500	260,640

Metals & Mining - 4.5%
POSCO - ADR	10,000	520,200

Oil, Gas & Consumable Fuels - 2.0%
HollyFrontier Corp.	6,500	231,400

Pharmaceuticals - 2.9%
Merck & Co., Inc.	6,000	329,040

Real Estate Management & Development - 8.1%
Hang Lung Group Ltd. (a)	105,000	322,064
Henderson Land Development Co. Ltd. (a)	48,000	299,162
Wheelock & Co. Ltd. (a)	66,000	305,554
		926,780

See accompanying notes to financial statements.

LongCap Value Fund

Schedule of Investments (continued)

Common Stocks - 60.2% (continued)	Shares	Value
Specialty Retail - 2.3%
Buckle, Inc. (The)	9,000	$260,460

Textiles, Apparel & Luxury Goods - 2.4%
Ralph Lauren Corp.	3,000	279,630

Total Common Stocks (Cost $6,638,847)		$6,888,749

Corporate Bonds - 16.2%	Maturity Date	Par Value	Value
Consumer Discretionary - 1.8%
Ralph Lauren Corp., 2.125%	09/28/18	$200,000	$203,576

Information Technology - 1.8%
QUALCOMM, Inc., 1.40%	05/18/15	200,000	201,154

Materials - 12.6%
Cliffs Natural Resources, Inc., 8.25%	03/31/20	350,000	329,000
Comstock Resources, Inc., 10.00%	03/15/20	900,000	594,000
Sandridge Energy, Inc., 8.75%	06/01/20	1,800,000	522,000
			1,445,000

Total Corporate Bonds (Cost $1,624,933)			$1,849,730

U.S. Treasury Obligations - 9.6%	Maturity Date	Par Value	Value
U.S. Treasury Bills, 0.44% (c)	06/16/16	$500,000	$499,911
U.S. Treasury Bills, 0.42% (c)	09/15/16	600,000	599,415
Total U.S. Treasury Obligations (Cost $1,098,758)			$1,099,326

Total Investments at Value - 86.0% (Cost $9,362,538)			$9,837,805

Other Assets in Excess of Liabilities - 14.0%			1,601,523

Net Assets - 100.0%			$11,439,328

ADR - American Depositary Receipt.

(a) Fair value priced. Fair valued securities totaled $1,712,307 at April 30, 2016, representing 15.0% of net assets.

(b) Non-income producing security.

(c) Rate shown is the annualized yield at time of purchase, not a coupon rate.

See accompanying notes to financial statements.

LongCap Value Fund

Summary of Investments by Country

April 30, 2016 (Unaudited)

Country	Values	% of Net Assets

United States	$6,914,138	60.4%
Hong Kong	926,780	8.1%
South Korea	520,200	4.5%
France	413,133	3.6%
Germany	407,640	3.6%
Japan	372,394	3.3%
Canada	283,520	2.5%
	$9,837,805	86.0%

See accompanying notes to financial statements.

LongCap Value Fund

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$9,362,538
At value (Note 2)	$9,837,805
Cash	1,578,579
Foreign currency (Cost $5,552)	5,552
Receivable from Adviser (Note 4)	27,437
Dividends receivable	25,121
Reclaims receivable	381
TOTAL ASSETS	11,474,875

LIABILITIES
Payable to administrator (Note 4)	35,547
TOTAL LIABILITIES	35,547

NET ASSETS	$11,439,328

NET ASSETS CONSIST OF:
Paid-in capital	$10,825,515
Accumulated net investment income	72,572
Accumulated net realized gains from securities transactions	65,616
Net unrealized appreciation on investments	475,267
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	358
NET ASSETS	$11,439,328

Shares of beneficial interest outstanding (no par value, unlimited number of shares outstanding)	1,087,072
Net asset value, offering and redemption price per share (Note 2)	$10.52

See accompanying notes to financial statements.

LongCap Value Fund

Statement of Operations

For the Period Ended April 30, 2016 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$67,400
Foreign withholding taxes on dividends	(5,461)
Interest	67,082
TOTAL INVESTMENT INCOME	129,021

EXPENSES
Investment advisory fees (Note 4)	31,436
Administration fees (Note 4)	183,333
TOTAL EXPENSES	214,769
Fee reductions and expense reimbursements by the Adviser (Note 4)	(172,855)
NET EXPENSES	41,914

NET INVESTMENT INCOME	87,107

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Security transactions	65,616
Foreign currency transactions (Note 2)	(2,035)
Net change in unrealized appreciation/depreciation on:
Investments	475,267
Foreign currency translation (Note 2)	358
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	539,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$626,313

(a)    Represents the period from the commencement of operations (November 27, 2015) through April 30, 2016.

       See accompanying notes to financial statements.

LongCap Value Fund

Statement of Changes in Net Assets

Period Ended April 30, 2016 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$87,107
Net realized gains (losses) from:
Security transactions	65,616
Foreign currency transactions (Note 2)	(2,035)
Net change in unrealized appreciation/depreciation on:
Investments	475,267
Foreign currency translation (Note 2)	358
Net increase in net assets resulting from operations	626,313

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,500)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,813,015
Net asset value of shares issued in reinvestment of distributions	12,500
Net increase in net assets from capital share transactions	10,825,515

TOTAL INCREASE IN NET ASSETS	11,439,328

NET ASSETS
Beginning of period	—
End of period	$11,439,328

ACCUMULATED NET INVESTMENT INCOME	$72,572

CAPITAL SHARE ACTIVITY
Shares sold	1 ,085,805
Shares reinvested	1 ,267
Net increase in shares outstanding	1 ,087,072
Shares outstanding, beginning of period	—
Shares outstanding, end of period	1 ,087,072

(a)    Represents the period from the commencement of operations (November 27, 2015) through April 30, 2016.

       See accompanying notes to financial statements.

LongCap Value Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended April 30, 2016 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.53

Less distributions:
From net investment income	(0.01)

Net asset value at end of period	$10.52

Total return (b)	5.33%	(c)

Net assets at end of period (000’s)	$11,439

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.13%	(d)
Ratio of net expenses to average net assets (e)	1.00%	(d)
Ratio of net investment income to average net assets (e)	2.00%	(d)
Portfolio turnover rate	12%	(c)

(a)	Represents the period from the commencement of operations (November 27, 2015) through April 30, 2016.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

LongCap Value Fund

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. LongCap Value Fund (the “Fund”) is a diversified series of the Trust and is authorized to issue an unlimited number of shares, at no par value. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to generate long term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Portfolio securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Investments in shares of other open-end investment companies are valued at net asset value per share as reported by such companies.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value. Securities principally traded on non-U.S. markets that may close at different times than U.S. markets are typically fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including quoted securities of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LongCap Value Fund

Notes to Financial Statements (Continued)

Fixed income securities are classified as Level 2 since the values for the fixed income securities are based on prices supplied by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,176,442	$1,712,307	$-	$6,888,749
Corporate Bonds	-	1,849,730	-	1,849,730
U.S. Treasury Obligations	-	1,099,326	-	1,099,326
Total	$5,176,442	$4,661,363	$-	$9,837,805

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2016, the Fund did not have any transfers into or out of any Level.

There were no Level 3 securities or derivative instruments held by the Fund as of April 30, 2016.

Foreign currency translation – Amounts and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m., Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

LongCap Value Fund

Notes to Financial Statements (Continued)

Forward foreign currency exchange contracts – The Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be recorded in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the period ended April 30, 2016 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2016:

Tax cost of portfolio investments	$9,362,538
Gross unrealized appreciation	$763,142
Gross unrealized depreciation	(287,875)
Net unrealized appreciation on investments	475,267
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	358
Accumulated ordinary income	72,572
Other gains	65,616
Accumulated earnings	$613,813

LongCap Value Fund

Notes to Financial Statements (Continued)

For the period ended April 30, 2016, the Fund reclassified $2,035 of net realized losses against accumulated net investment income. This reclassification is due to the tax treatment of net realized losses from foreign currency transactions. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the period ended April 30, 2016, cost of purchases and proceeds from sales of investment securities and maturities, other than short-term investments, were $9,025,997 and $862,861, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by LongCap Investment Management LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed, until at least May 31, 2017, to reduce its fees and reimburse other expenses of the Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses as determined under GAAP) exceed 1.00%. Accordingly, the Adviser did not collect any of its investment advisory fees and reimbursed expenses of $141,419 during the six months ended April 30, 2016.

If it becomes unnecessary for the Adviser to reduce its fees or reimburse, the Adviser may recoup such fee reductions and expense reimbursements for a period not to exceed three years from the fiscal year in which the fee reduction or reimbursement was made to the extent that such a recoupment does not cause the total annual operating expense (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses (as determined under GAAP)) to exceed the applicable expense limitation in effect at the time of recoupment or that was in effect at the time of the fee reduction or reimbursement, whichever is lower. The agreement to reduce fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Advisory Agreement. As of April 30, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements totaling $172,855 no later than October 31, 2019.

LongCap Value Fund

Notes to Financial Statements (Continued)

BUSINESS MANAGER AND ADMINSTRATOR

The Trust entered into a Management and Administration Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”) on behalf of the Fund to serve as business manager and administrator for the Fund. Pursuant to the terms of the Agreement, Beacon Hill performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Beacon Hill include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Beacon Hill pays all operating expenses of the Fund not specifically assumed by the Trust, unless the Trust and the Fund’s Adviser otherwise agree, including, without limitation: the compensation and expenses of any employees and officers of the Trust and of any other persons rendering services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder services agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Beacon Hill) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined by the 1940 Act; and all other operating expenses not specifically assumed by the Fund. In paying expenses that would otherwise be obligations of the Fund, Beacon Hill is expressly acting an as agent on behalf of the Trust. For services under the Agreement and expenses assumed by Beacon Hill, the Fund pays Beacon Hill a fee at the annual rate of 0.45% of the average daily net assets of the Fund if assets are within the range of $0 to $100 million; 0.39% of the average daily net assets of the Fund if assets are within the range of $100 million to $150 million; 0.33% of the average daily net assets of the Fund if assets are within the range of $150 million to $200 million; 0.27% of the average daily net assets of the Fund if assets are within the range of $200 million to $250 million; and 0.22% of the average daily net assets of the Fund if assets are over $250 million; subject to an aggregate minimum annual fee of $440,000.

PRINCIPAL HOLDER OF FUND SHARES

As of April 30, 2016, the following account holder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership

John D. Lapey	97%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

LongCap Value Fund

Notes to Financial Statements (Continued)

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LongCap Value Fund

Additional Information

April 30, 2016 (Unaudited)

Approval of the Management Agreement for the LongCap Value Fund

On October 29, 2015, the Board of Trustees (the “Board”) of Asset Management Fund (the “Trust”), including the Trustees who are not interested persons of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the LongCap Value Fund (the “Fund”), and LongCap Investment Management, LLC (the “Advisor”).

In reviewing the Agreement, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. The Board received a report from the Advisor in advance of the Board meeting that, among other things, outlined the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds; estimated expenses to be incurred in providing services to the Fund as compared to expense ratios of comparable funds and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor; and the Advisor’s compliance program. In making its determination to approve the Agreement, the Board considered the factors discussed below, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided by the Advisor to the Fund, noting that under the Agreement, the Advisor would provide investment advisory and management services to the Fund. The Board noted that the Advisor is a newly formed entity, but considered that the founder of the Advisor, who would also serve as portfolio manager for the Fund, had 13 years of experience managing mutual funds at his prior firm. The founder of the Advisor also made an in-person presentation to the Board, describing the services to be provided by the Advisor and his proposed investment strategy for the Fund. The Board also considered financial information provided by the Advisor, the compliance program created by the Advisor and the Advisor’s proposed financial support of the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Advisor to the Fund were expected to be satisfactory.

Fees and Expenses. The Board reviewed the proposed advisory fee for the Fund and reviewed information comparing the advisory fee to peers in various Morningstar categories and to a smaller peer group selected by the Advisor. The Board considered the Advisor’s description of the rationale for selecting the funds included in the peer group and the Advisor’s belief that the Fund would likely be categorized in the World Allocation or World Stock category by Morningstar. In considering the information provided, the Board noted that the Fund’s proposed advisory fee was lower than the average advisory fee of the peer group and lower than the average advisory fee of both the World Allocation and World Stock Morningstar categories. The Board also considered that the Advisor had proposed to limit total operating expenses, including waiving advisory fees, if necessary, through February 28, 2017 and that, with the effect of the expense limitation, the Fund’s net expense ratio was expected to be lower than the average net expense ratio of the peer group and in line with the average net expense ratio of the World Allocation and World Stock Morningstar categories. On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable in light of the nature, quality and extent of services expected to be provided by the Advisor.

LongCap Value Fund

Additional Information

April 30, 2016 (Unaudited)

Approval of the Management Agreement for the LongCap Value Fund

Profitability. With respect to the estimated profitability of the Management Agreement to the Advisor, the Board considered estimated net income projections provided by the Advisor at various Fund asset levels, noting that the Advisor projected a net loss from advising the Fund at expected asset levels during the first year. The Board also considered the proposed advisory fee, that the Fund was newly organized and had no assets and the Advisor’s agreement to limit total expenses through February 28, 2017. The Board concluded that the expected profits to be realized by the Advisor were not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these potential economies of scale. In considering whether fee levels reflect potential economies of scale for the benefit of Fund investors, the Board reviewed the Fund’s proposed advisory fee compared to peer funds and the Fund’s estimated expense ratio giving effect to the Advisor’s agreement to limit total expenses through February 28, 2017, and concluded that the advisory fee was reasonable.

Other Benefits to the Advisor. The Board considered benefits to be derived by the Advisor from its relationship with the Fund noting that the Advisor will not use soft dollars in the management of the Fund and that the Advisor indicated that it does not expect any fall-out benefits from its relationship with the Fund.

Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund.

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile
President

Date: July 7, 2016

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 7, 2016